UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4551

Legg Mason Partners Equity Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: January 31
Date of reporting period: October 31, 2006

LEGG MASON PARTNERS EQUITY FUNDS

LEGG MASON PARTNERS SOCIAL AWARENESS FUND

FORM N-Q
OCTOBER 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

Legg Mason Partners Social Awareness Fund

Schedule of Investments (unaudited)	October 31, 2006

Shares	Security	Value
COMMON STOCKS — 74.1%
CONSUMER DISCRETIONARY — 9.0%
Internet & Catalog Retail — 0.7%
63,100	IAC/InterActiveCorp. *	$1,954,838

Media — 5.0%
35,100	McGraw-Hill Cos. Inc.	2,252,367
267,700	News Corp., Class A Shares	5,581,545
314,800	Time Warner Inc.	6,299,148

	Total Media	14,133,060

Multiline Retail — 0.9%
44,000	Target Corp.	2,603,920

Specialty Retail — 2.4%
56,800	Bed Bath & Beyond Inc. *	2,288,472
116,300	Home Depot Inc.	4,341,479

	Total Specialty Retail	6,629,951

	TOTAL CONSUMER DISCRETIONARY	25,321,769

CONSUMER STAPLES — 8.5%
Beverages — 1.7%
74,300	PepsiCo Inc.	4,713,592

Food & Staples Retailing — 2.3%
86,700	CVS Corp.	2,720,646
108,900	Sysco Corp.	3,809,322

	Total Food & Staples Retailing	6,529,968

Household Products — 4.5%
77,900	Colgate-Palmolive Co.	4,983,263
49,900	Kimberly-Clark Corp.	3,319,348
66,750	Procter & Gamble Co.	4,231,283

	Total Household Products	12,533,894

	TOTAL CONSUMER STAPLES	23,777,454

ENERGY — 3.8%
Energy Equipment & Services — 0.9%
29,800	GlobalSantaFe Corp.	1,546,620
14,100	Noble Corp.	988,410

	Total Energy Equipment & Services	2,535,030

Oil, Gas & Consumable Fuels — 2.9%
119,872	BP PLC, ADR	8,043,411

	TOTAL ENERGY	10,578,441

FINANCIALS — 15.4%
Capital Markets — 4.4%
59,500	Lehman Brothers Holdings Inc.	4,631,480
42,800	Merrill Lynch & Co. Inc.	3,741,576
53,000	Morgan Stanley	4,050,790

	Total Capital Markets	12,423,846

Commercial Banks — 3.8%
177,700	Wells Fargo & Co.	6,448,733
50,500	Zions Bancorporation	4,060,200

	Total Commercial Banks	10,508,933

Consumer Finance — 1.9%
93,000	American Express Co.	5,376,330

Diversified Financial Services — 2.5%
150,132	JPMorgan Chase & Co.	7,122,262

Insurance — 2.8%
87,825	American International Group Inc.	5,899,205
See Notes to Schedule of Investments.
1

Legg Mason Partners Social Awareness Fund

Schedule of Investments (unaudited) (continued)	October 31, 2006

Shares	Security	Value
Insurance — 2.8% (continued)
22,100	Hartford Financial Services Group Inc.	$1,926,457

	Total Insurance	7,825,662

	TOTAL FINANCIALS	43,257,033

HEALTH CARE — 10.5%
Biotechnology — 1.9%
70,200	Amgen Inc. *	5,328,882

Health Care Providers & Services — 0.9%
34,200	WellPoint Inc. *	2,610,144

Pharmaceuticals — 7.7%
122,800	Eli Lilly & Co.	6,878,028
90,100	Johnson & Johnson	6,072,740
174,100	Pfizer Inc.	4,639,765
59,000	Teva Pharmaceutical Industries Ltd., ADR	1,945,230
70,600	Watson Pharmaceuticals Inc. *	1,899,846

	Total Pharmaceuticals	21,435,609

	TOTAL HEALTH CARE	29,374,635

INDUSTRIALS — 6.9%
Air Freight & Logistics — 1.5%
57,100	United Parcel Service Inc., Class B Shares	4,302,485

Airlines — 1.1%
210,562	Southwest Airlines Co.	3,164,747

Industrial Conglomerates — 3.3%
33,200	3M Co.	2,617,488
220,300	Tyco International Ltd.	6,483,429

	Total Industrial Conglomerates	9,100,917

Machinery — 1.0%
59,400	Illinois Tool Works Inc.	2,847,042

	TOTAL INDUSTRIALS	19,415,191

INFORMATION TECHNOLOGY — 14.6%
Communications Equipment — 4.3%
348,700	Cisco Systems Inc. *	8,414,131
71,900	Motorola Inc.	1,658,014
98,800	Nokia Oyj, ADR	1,964,144

	Total Communications Equipment	12,036,289

Computers & Peripherals — 3.8%
159,700	Dell Inc. *	3,885,501
210,800	EMC Corp. *	2,582,300
44,800	International Business Machines Corp.	4,136,384

	Total Computers & Peripherals	10,604,185

Internet Software & Services — 0.9%
97,400	Yahoo! Inc. *	2,565,516

IT Services — 1.7%
96,200	Automatic Data Processing Inc.	4,756,128

Semiconductors & Semiconductor Equipment — 1.7%
135,300	Intel Corp.	2,887,302
58,700	Texas Instruments Inc.	1,771,566

	Total Semiconductors & Semiconductor Equipment	4,658,868

Software — 2.2%
44,200	Electronic Arts Inc. *	2,337,738
134,100	Microsoft Corp.	3,850,011

	Total Software	6,187,749

	TOTAL INFORMATION TECHNOLOGY	40,808,735

See Notes to Schedule of Investments.
2

Legg Mason Partners Social Awareness Fund

Schedule of Investments (unaudited) (continued)	October 31, 2006

Shares		Security	Value
MATERIALS — 3.2%
Chemicals — 2.0%
42,100		Air Products & Chemicals Inc.	$2,933,107
44,200		Praxair Inc.	2,663,050

		Total Chemicals	5,596,157

Metals & Mining — 1.2%
121,400		Alcoa Inc.	3,509,674

		TOTAL MATERIALS	9,105,831

TELECOMMUNICATION SERVICES — 2.2%
Diversified Telecommunication Services — 2.2%
41,700		BellSouth Corp.	1,880,670
112,100		Verizon Communications Inc.	4,147,700

		TOTAL TELECOMMUNICATION SERVICES	6,028,370

		TOTAL COMMON STOCKS
		(Cost — $133,638,101)	207,667,459

Face Amount	Rating‡
ASSET-BACKED SECURITIES — 1.2%
Automobiles — 0.3%
$815,647	AAA	Harley-Davidson Motorcycle Trust, Series 2003-4, Class A2, 2.690% due
		4/15/11	797,820

Credit Card — 0.9%
2,500,000	AAA	MBNA Credit Card Master Note Trust, Series 2005-A1, Class A1, 4.200%
		due 9/15/10	2,471,387

		TOTAL ASSET-BACKED SECURITIES
		(Cost — $3,269,497)	3,269,207

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.7%
2,000,000	AAA	Banc of America Commercial Mortgage Inc., Series 2006-3, Class A4,
		5.889% due 7/10/44	2,086,552
3,320,038	AAA	Federal Home Loan Mortgage Corp. (FHLMC), Series R005, Class AB,
		5.500% due 12/15/18	3,325,281
2,000,000	Aaa(a)	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15,
		Class A4, 5.814% due 6/12/43	2,077,433

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost — $7,299,166)	7,489,266

CORPORATE BONDS & NOTES — 8.9%
Airlines — 0.1%
196,076	A+	Southwest Airlines Co., Pass-Through Certificates, Series A3, 8.700% due
		7/1/11	213,316

Capital Markets — 2.5%
1,000,000	AA-	Goldman Sachs Group Inc., Notes, 4.500% due 6/15/10	979,388
2,000,000	A+	Lehman Brothers Holdings Inc., Medium-Term Notes, Series H, 4.500% due
		7/26/10	1,946,830
2,000,000	AA-	Merrill Lynch & Co. Inc., Medium-Term Notes, Series C, 5.000% due
		1/15/15	1,957,106
2,000,000	A+	Morgan Stanley, Medium-Term Notes, 5.625% due 1/9/12	2,034,128

		Total Capital Markets	6,917,452

Computers & Peripherals — 0.4%
1,000,000	A+	International Business Machines Corp., Medium-Term Notes, 4.375% due
		6/1/09	984,747

See Notes to Schedule of Investments.
3

Legg Mason Partners Social Awareness Fund

Schedule of Investments (unaudited) (continued)	October 31, 2006

Face Amount	Rating‡	Security	Value
Consumer Finance — 0.7%
$2,000,000	A+	American Express Credit Corp., Senior Notes, 5.000% due 12/2/10	$1,998,810

Diversified Financial Services — 1.4%
2,000,000	A	Countrywide Home Loans Inc., Unsubordinated Medium-Term Notes, Series
		L, 4.000% due 3/22/11	1,894,670
2,000,000	AA-	HSBC Finance Corp., Notes, 4.125% due 12/15/08	1,961,636

		Total Diversified Financial Services	3,856,306

Diversified Telecommunication Services — 0.3%
1,000,000	BBB+	Telecom Italia Capital SA, Notes, 5.250% due 10/1/15	936,749

Media — 1.6%
1,500,000	BBB	CBS Corp., Senior Notes, 5.625% due 5/1/07	1,501,291
1,000,000	BBB+	Comcast Corp., Notes, 5.300% due 1/15/14	979,267
2,000,000	A-	Walt Disney Co., Medium-Term Notes, Global Notes, 5.700% due 7/15/11	2,043,148

		Total Media	4,523,706

Oil, Gas & Consumable Fuels — 0.7%
1,000,000	BBB-	Anadarko Petroleum Corp., Senior Notes, 6.450% due 9/15/36	1,040,010
1,000,000	A-	Conoco Funding Co., 6.350% due 10/15/11	1,053,373

		Total Oil, Gas & Consumable Fuels	2,093,383

Road & Rail — 0.4%
1,000,000	BBB+	Norfolk Southern Corp., Senior Notes, 7.250% due 2/15/31	1,193,715

Specialty Retail — 0.4%
1,250,000	AA	Home Depot Inc., Senior Notes, 3.750% due 9/15/09	1,208,044

Wireless Telecommunication Services — 0.4%
1,000,000	BBB+	Sprint Capital Corp., Senior Notes, 6.875% due 11/15/28	1,027,551

		TOTAL CORPORATE BONDS & NOTES
		(Cost — $24,809,657)	24,953,779

Face Amount

MORTGAGE-BACKED SECURITIES — 4.2%
FHLMC — 2.2%
		Federal Home Loan Mortgage Corp. (FHLMC), Gold:
3,360,648		5.000% due 3/1/19-11/1/20	3,313,562
2,826,067		6.000% due 2/1/36	2,846,214

		TOTAL FHLMC	6,159,776

FNMA — 1.3%
		Federal National Mortgage Association (FNMA):
311		6.500% due 3/1/29	319
2,275,290		5.500% due 1/1/33	2,255,947
1,513,829		4.092% due 2/1/35 (b)	1,467,809

		TOTAL FNMA	3,724,075

GNMA — 0.7%
1,933,828		Government National Mortgage Association (GNMA), 5.000% due 12/15/35	1,887,004

		TOTAL MORTGAGE-BACKED SECURITIES
		(Cost — $11,878,665)	11,770,855

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 6.9%
U.S. Government Agencies — 2.2%
2,000,000		Federal Home Loan Mortgage Corp. (FHLMC), 6.875% due 9/15/10	2,141,818

See Notes to Schedule of Investments.
4

Legg Mason Partners Social Awareness Fund

Schedule of Investments (unaudited) (continued)	October 31, 2006

Face Amount	Security	Value
U.S. Government Agencies — 2.2% (continued)
$4,000,000	Federal National Mortgage Association (FNMA), Notes, 6.000% due 5/15/08	$4,063,608

	Total U.S. Government Agencies	6,205,426

U.S. Government Obligations — 4.7%
	U.S. Treasury Bonds:
2,000,000	7.500% due 11/15/16	2,455,002
1,500,000	7.125% due 2/15/23	1,888,595
4,000,000	4.500% due 2/15/36	3,861,876
	U.S. Treasury Notes:
2,000,000	5.500% due 2/15/08	2,017,344
1,000,000	5.000% due 8/15/11	1,020,547
2,000,000	4.000% due 2/15/15	1,918,672

	Total U.S. Government Obligations	13,162,036

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
	(Cost — $19,115,184)	19,367,462

U.S. TREASURY INFLATION PROTECTED SECURITIES — 0.7%
2,163,300	U.S. Treasury Notes, Inflation Indexed, 2.000% due 7/15/14
	(Cost — $2,121,093)	2,107,868

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $202,131,363)	276,625,896

SHORT-TERM INVESTMENT — 1.2%
Repurchase Agreement — 1.2%
3,537,000	Interest in $443,028,000 joint tri-party repurchase agreement dated 10/31/06
	with Merrill Lynch, Pierce, Fenner & Smith Inc., 5.290% due 11/1/06;
	Proceeds at maturity - $3,537,520; (Fully collateralized by U.S. Treasury
	Note, 4.875% due 8/15/16; Market value - $3,607,740)
	(Cost — $3,537,000)	3,537,000

	TOTAL INVESTMENTS — 99.9% (Cost — $205,668,363#)	280,162,896
	Other Assets in Excess of Liabilities — 0.1%	211,856

	TOTAL NET ASSETS — 100.0%	$280,374,752

*	Non-income producing security.
‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Rating by Moody's Investors Service.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2006.
#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 6 and 7 for definitions of Bond Ratings. Abbreviation used in this schedule:
ADR - American Depositary Receipt

See Notes to Schedule of Investments.
5

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited) (continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Social Awareness Fund (formerly known as Smith Barney Social Awareness Fund) (the "Fund") is a separate diversified investment fund of Legg Mason Partners Equity Funds (formerly known as Smith Barney Equity Funds) (the "Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At October 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$77,384,134
Gross unrealized depreciation	(2,889,601)
Net unrealized appreciation	$74,494,533

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Funds

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: December 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: December 28, 2006

By: /s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer
Date: December 28, 2006